Risk Management (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 17,566,051	R$ 37,880,333
Assets | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	11,614,849	33,026,609
Assets | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,053,893	330,819
Assets | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,808,598	997,507
Assets | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,808,598	1,005,349
Assets | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	461,957	0
Assets | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	560,619	2,301,628
Assets | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	257,537	218,421
Liabilities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	11,406,535	17,020,336
Liabilities | Fixed rate
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	6,184,099	13,806,553
Liabilities | IGP-M (General Index of market pricing) / IPCA (Consumer price index)
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	532,957	404,612
Liabilities | Exchange coupon
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	1,658,084	878,284
Liabilities | Foreign Currency
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	2,103,715	1,024,526
Liabilities | Equities
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	468,911	0
Liabilities | Sovereign/Eurobonds and Treasuries
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	360,252	906,361
Liabilities | Other
Financial Exposure - Trading Portfolio (Fair value)
Risk Factors	R$ 98,517	R$ 0